Subsequent Events (Details) - Class B ordinary shares	Mar. 08, 2023	Mar. 07, 2023	Dec. 31, 2022
Subsequent Event [Line Items]
Vote for each share			1.472467906
Subsequent Event
Subsequent Event [Line Items]
Vote for each share	1.472467906	1.463844005